Nov-04-02 04:31pm From- T-966 P.002/002 F-451

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

02062448

1-1105

November 4, 2002

CERT NYS

RECD S.E.C.
NOV 4 2002
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AT&T CORP., 6.50% Senior Notes due November 15, 2006, 7.30% Senior Notes due November 15, 2011 and 8.00% Senior Notes due November 15, 2031 and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 1 to Form 8-A received on November 4, 2002. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
NOV 18 2002
THOMSON
FINANCIAL